Right-of-Use asset - Summary of Lease Expenses (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of quantitative information about right-of-use assets [abstract]
Interest expenses on lease liabilities	₨ 1,176	₨ 894	₨ 798
Rent expense recognized under facility expenses pertaining to: Leases of low-value assets	261	150	53
Rent expense recognized under facility expenses pertaining to: Leases with less than twelve months of lease term	2,732	2,392	1,876
Cash outflow for leases, Total	₨ 4,169	₨ 3,436	₨ 2,727